Loans Payable	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Loans Payable

10. Loans Payable

As at	December 31, 2023	December 31, 2022	December 31, 2021
Unsecured, interest-bearing loans at 10% per annum[1]	$-	$12,107	$107,167
Unsecured, interest bearing loans at 12% per annum[1]	-	-	39,069
Unsecured, interest-bearing loan at 45.33% per annum[2]	-	56,537	-
Unsecured, interest-bearing loan at TLREF + 3.5944% per annum[3]	-	97,911	-
Unsecured, interest-bearing loan at 37.7% per annum[4]	19,461	-	-
Unsecured, interest-bearing loan at 6% per annum[7,8]	614,899	-	-
Unsecured, interest-bearing loan at 1% per month[6]	2,822,250	-	-
Unsecured, non- interest-bearing loan[9]	7,840	-	-
Unsecured, interest bearing loan at 19.4% per annum[11]	-	-	25,642
Unsecured, interest bearing loan at 13.25% per annum[12]	-	-	3,534
Unsecured, interest bearing loan at 15% per annum[13]	-	-	473,635
Total loans payable	3,464,450	166,555	649,047
Current portion of loans payable	(3,464,450)	(145,866)	(630,534)
Long-term portion of loans payable	$-	$20,689	$18,513

(1)	Loans bearing interest accrue at 10% and 12% per annum are all unsecured. The loans matured between January and April 1, 2021 and thereafter were due on demand. During the year ended December 31, 2023, the Company made principal payments of $Nil (2022 - $135,868) and $Nil (2022 - $3,515) in interest payments. During the year ended December 31, 2023, the Company wrote off the remaining balance of $12,107.

(2)	On May 25, 2022, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺1,500,000 (or approximately USD$91,961). The loan matures on May 23, 2024, and bears interest at 45.33% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2023, the Company made $45,832 (2022 - $26,968) in principal payments and $14,717 (2022 - $20,636) in interest payments.

(3)	On November 23, 2022, Garanti Bank extended a short-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately USD$107,356). The loan matures on November 23, 2023, and bears interest at the Turkish Lira Overnight Reference Rate (“TLREF”) plus 3.5944% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2023, the Company made $79,372 (2022 - $10,183) in principal payments and $4,264 (2022 - $1,607) in interest payments.

(4)	On March 13, 2023, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately USD$105,386). The loan matures on March 12, 2024, and bears interest at 37.67% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2023, the Company made $61,627 (2022 - $nil) in principal payments and $18,676 (2022 - $nil) in interest payments.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Restated Consolidated Financial Statements

For the years ended December 31, 2023, 2022, and 2021

(Expressed in U.S. dollars)

10.	Loans Payable (continued)

(5)	On February 1, 2023, the Company entered into an agreement with TR1 Master Fund to borrow $2,200,000. The loan was issued with a $200,000 discount and bears interest at a rate of 1% per month. The maturity date is April 1, 2024. In the event that the loan is repaid in full prior to the maturity date, the minimum interest payment on the loan is $100,000. Upon repayment of the loan at any time, the Company has to pay an exit fee of $50,000. The minimum interest payment and exit fee have been recorded on the consolidated statements of income (loss) and comprehensive income (loss) as finance costs. If, during the period that any amount of the loan remains outstanding, the Company issues any equity, the Lender may demand repayment of all or part of the principal amount of the loan in an amount equal to the aggregate subscription price of the equity offering. On April 26, 2023, the Company repaid the loan in its entirety, including the minimum interest and exit fee. In addition to the minimum interest and exit fee, the Company recorded interest expense of $200,000, representing the accretion of the discount.

(6)	On July 1, 2023, the Company entered into agreements with TR1 Master Fund to borrow $1,065,000 and $1,597,500. The loans were issued with a $65,000 and $97,500 discount, respectively, and bear an interest rate of 1% per month. The maturity date was December 31, 2023, and the Company is claiming that the principal of TR1 Master Fund agreed to extend the loans to December 31, 2024. In the event that the loan is repaid in full prior to the maturity date, the minimum interest payments on the loans are $40,000 and $60,000, respectively. The minimum interest payments have been recorded on the consolidated statements of income (loss) and comprehensive income (loss) as finance costs. Accrued interest in excess of the minimum interest payments of $23,900 and $35,850, respectively were recorded during the year ended December 31, 2023. Accretion of the discount recognized on the loans during the period were $63,916 and $96,138, respectively. If, during the period that any amount of the loan remains outstanding, the Company issues any equity, the Lender may demand repayment of all or part of the principal amount of the loan in an amount equal to the aggregate subscription price of the equity offering. The Company is currently in discussions with the lender and has not made any repayments as at the date of these consolidated financial statements (Note 25).

(7)	On July 20, 2023, the Company entered into a promissory note with 1324025 BC Ltd for CAD$300,000 (USD$228,023). The promissory note bears an interest rate of 6% per annum. The principal plus all accrued unpaid interest is to be repaid on demand but no later than December 31, 2024. During the year ended December 31, 2023, CAD$50,000 (USD$37,717) of the principal balance was repaid and CAD$7,917 (USD$5,867) in interest was accrued.

(8)	On September 1, 2023, the Company entered into a promissory note with 2476393 Alberta Ltd for CAD$546,000 (USD$402,115). The promissory note bears an interest rate of 6% per annum. The principal plus all accrued unpaid interest is to be repaid on demand but no later than December 31, 2024. As at December 31, 2023, no repayments had been made. During 2023, CAD$10,734 (USD$7,954) in interest was accrued.

(9)	On November 23, 2023, the Company entered into a short-term non-interest-bearing promissory note with 1647020 Alberta Ltd. for CAD$12,000 (USD$8,766). During the year ended December 31, 2023, CAD$1,614 (USD $1,179) of the principal had been applied against amounts owed by the note holder.

(10)	On November 23, 2023, the Company entered into a short-term non-interest-bearing promissory note with a consultant of the Company for CAD$200,000 (USD$146,121). During the year ended December 31, 2023, CAD$200,000 (USD$146,121) of the principal had been repaid.

(11)	On November 15, 2021, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺350,000 (or approximately US$25,600). The loan matures on November 15, 2024 and bears interest at 19.44% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2022, the Company made $20,946 (2021 - $547) in principal payments and $3,624 (2021 - $424) in interest payments. As at December 31, 2022, the loan is fully repaid.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Restated Consolidated Financial Statements

For the years ended December 31, 2023, 2022, and 2021

(Expressed in U.S. dollars)

10.	Loans Payable (continued)

(12)	On February 4, 2020, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺500,000 (or approximately US$83,500). The loan matured on February 4, 2022 and bears interest at 13.25% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2022, the Company made $2,888 (2021 - $19,542) in principal payments and $45 (2021 - $1,822) in interest payments. As at December 31, 2022, the loan has been fully repaid.

(13)	On March 4, 2021, the Company received $500,000 from a third party (the “Lender”) repayable in one year from the date of disbursement. The amount is subject to interest at a rate of 15% per annum. The Company granted 1,000,000 common share purchase warrants to the lender in conjunction with the loan. The warrants expire in two years and have an exercise price of $0.16 per warrant. The fair value of the share purchase warrants has been accounted as a debt issuance cost and offset against the loan and will be recognized as financing cost over the term of the loan. The fair value of the warrants was determined to be $152,750 based on the Black-Scholes Option Pricing Model using the following assumptions: expected dividend yield - 0%, expected volatility - 229%, risk-free interest rate - 0.08% and an expected remaining life – 2.00 years. During the year ended December 31, 2022, the Company recognized $26,365 (2021– $126,386) as financing cost and accrued interest of $18,082 (2021 - $62,055). As at December 31, 2022, the loan has been fully repaid.